CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.50

This document is proprietary and confidential. No part of this document may be disclosed in any manner to any third party whatsoever without the prior written consent of Selene Diligence, LLC.
Customer Loan ID	Seller Loan ID	Servicer Loan ID	Data Field	Bid Tape Field Value	Vendor Field Value	Comment	Seller Response	Vendor Rebuttal
XXXXXXXX5417			Borrower DTI Ratio Percent	31.420%	31.418%
XXXXXXXX5417			Borrower #2 Last Name	NULL	Not Applicable
XXXXXXXX5417			Borrower #2 First Name	NULL	Not Applicable
XXXXXXXX5417			Property City	XXX	XXX